FAIR VALUE MEASUREMENTS - Summary of additional information about the reconciliation of the fair value measurements using significant unobservable inputs level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance at beginning of the period	$ 105,670	$ 66,794
Contingent consideration resulting from new acquisitions		14,113
Fair value change	(86,256)	29,604
Exchange difference	2,467	(4,841)
Contingent liability reclassified into equity	(20,849)
Balance at ending of the period	$ 1,032	$ 105,670
Car Dealerships [Member]
Planed Offering date		Apr. 30, 2019
Discount rate (from acquisition date to Offering date)		15.00%
Discount rate (from Offering date to the last settlement date)		2.75%
Offering probability as of December 31, 2018		80.00%